LOANS (Details 5) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Past due loans
30-89 days Past Due (accruing)	$ 805		$ 239	$ 356		$ 951
90+ days Past Due/Nonaccrual	2,652	1,491	2,024	3,983	3,833	4,687	5,490
Total	3,457		2,263	4,339		5,638
Commercial real estate
Past due loans
30-89 days Past Due (accruing)	602			146		575
90+ days Past Due/Nonaccrual	454	455	572	3,057	2,963	3,071	2,362
Total	1,056		572	3,203		3,646
Commercial, financial, and agricultural
Past due loans
30-89 days Past Due (accruing)	5		4	92		71
90+ days Past Due/Nonaccrual	1,808	730	811	517	424	436	1,111
Total	1,813		815	609		507
Commercial construction
Past due loans
30-89 days Past Due (accruing)			20
90+ days Past Due/Nonaccrual						675
Total			20			675
One to four family residential real estate
Past due loans
30-89 days Past Due (accruing)	141		201	100		291
90+ days Past Due/Nonaccrual	383	299	611	400	446	505	1,997
Total	524		812	500		796
Consumer
Past due loans
30-89 days Past Due (accruing)	57		14	18		14
90+ days Past Due/Nonaccrual	7	7	30	9
Total	$ 64		$ 44	$ 27		$ 14